Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidated Statements Of Cash Flows [Abstract]
Net income	$ 295,402		$ 158,442	[1]	$ 172,750	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	337,730		357,347	[1]	384,855	[1]
Asset impairment	26,155		12,625	[1]	24,496	[1]
Amortization of debt issuance costs and debt, discount	47,442		69,651	[1]	53,180	[1]
Amortization of intangibles	8,746		11,577	[1]	17,319	[1]
Provision for doubtful accounts					4,843	[1]
Net (gain) loss on sale of assets	(41,873)		46,421	[1]	(12,939)	[1]
Loss on discontinued operations (AeroTurbine)					52,745	[1]
Mark-to-market of non-hedged derivatives	(11,805)		2,059	[1]	23,167	[1]
Deferred taxes	21,186		7,695	[1]	23,892	[1]
Share-based compensation	9,292		7,127	[1]	6,236	[1]
Changes in assets and liabilities:
Trade receivables and notes receivable, net	2,854		912	[1]	(16,434)	[1]
Inventories			7,877	[1]	(18,100)	[1]
Other assets	(30,551)		(2,732)	[1]	(41,056)	[1]
Other liabilities	22,149		(20,070)	[1]	(27,465)	[1]
Deferred revenue	8,151		(2,215)	[1]	(9,289)	[1]
Net cash provided by operating activities	694,878		656,716	[1]	638,200	[1]
Purchase of flight equipment	(1,782,839)		(1,038,657)	[1]	(763,159)	[1]
Proceeds from sale/disposal of assets	664,415		781,278	[1]	140,785	[1]
Prepayments on flight equipment	(213,320)		(36,124)	[1]	(47,752)	[1]
Capital contributions	(13,180)				(2,500)	[1]
Proceeds from the disposal of subsidiaries, net of cash disposed					119,917	[1]
Movement in restricted cash	7,866		(58,131)	[1]	(11,621)	[1]
Net cash used in investing activities	(1,337,058)		(351,634)	[1]	(564,330)	[1]
Issuance of debt	2,299,706		1,297,087	[1]	1,672,089	[1]
Repayment of debt	(1,889,194)		(1,213,832)	[1]	(1,646,735)	[1]
Debt issuance costs paid	(45,213)		(43,177)	[1]	(37,306)	[1]
Maintenance payments received	100,708		132,046	[1]	110,358	[1]
Maintenance payments returned	(56,909)		(49,728)	[1]	(54,751)	[1]
Security deposits received	23,364		25,624	[1]	20,135	[1]
Security deposits returned	(15,032)		(21,855)	[1]	(37,190)	[1]
Repurchase of shares			(320,093)	[1]	(100,000)	[1]
Net cash (used in) provided by financing activities	417,430		(193,928)	[1]	(73,400)	[1]
Net increase (decrease) in cash and cash equivalents	(224,750)		111,154	[1]	470	[1]
Effect of exchange rate changes	(137)		(1,834)	[1]	6,161	[1]
Cash and cash equivalents at beginning of period	520,401	[1],[2]	411,081	[1]	404,450	[1]
Cash and cash equivalents at end of period	295,514		520,401	[1],[2]	411,081	[1]
Supplemental cash flow information:
Interest paid, net of amounts capitalized	211,075		180,968	[1]	224,129	[1]
Taxes paid	$ 4,966		$ 1,518	[1]	$ 135	[1]

[1]	Certain reclassifications have been made to the prior years Consolidated Statement of Cash Flows to reflect the current year presentation.
[2]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.